STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION
Outstanding warrants beginning	6,859
Outstanding warrants ending	125,299	6,859
Issuance of Warrants	118,440	6,859
Weighted Average Exercise Price Per Share beginning	$ 335.40	$ 0
Weighted Average Exercise Price Per Share ending	151.20	335.40
Weighted Average Exercise Price Per Share Issuance of Warrants	$ 151.20	$ 335.40